United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | FMUAX	B | FMNBX	C | FMUCX
	F | FMUFX	Institutional | FMUIX

Federated Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2017 through April 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
The Fund's primary investment objective is to provide tax-advantaged income with a secondary objective of capital appreciation.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	49.7%
Equity Securities	45.5%
Cash Equivalents[2]	4.4%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100.0%
At April 30, 2018, the Fund's sector composition4 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	20.0%
Information Technology	18.9%
Health Care	12.7%
Energy	10.0%
Consumer Discretionary	9.9%
Industrials	8.9%
Consumer Staples	7.9%
Materials	4.6%
Utilities	4.5%
Telecommunication Services	2.6%
TOTAL	100.0%
Semi-Annual Shareholder Report

At April 30, 2018, the Fund's sector composition5 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Tax-Exempt Securities
Dedicated Tax	11.3%
Hospital	10.6%
Education	9.5%
Pre-Refunded	9.4%
Toll Road	8.7%
General Obligation—State	7.9%
Water & Sewer	7.5%
Senior Care	6.3%
General Obligation—State Appropriation	4.2%
Industrial Development Bond/Pollution Control Revenue	4.2%
Other[6]	20.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash equivalents include any investments in tax-exempt, variable rate instruments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
5	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
6	For purposes of this table, sector classifications constitute 79.6% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—45.5%
	Consumer Discretionary—4.5%
81,381	Carnival Corp.	$5,131,886
222,549	Comcast Corp., Class A	6,985,813
114,795	D.R. Horton, Inc.	5,067,051
60,252	Dollar General Corp.	5,816,125
21,927	Home Depot, Inc.	4,052,110
25,562	Lear Corp.	4,779,327
55,883	Lowe's Cos., Inc.	4,606,436
291,196	News Corp., Inc., Class A	4,653,312
39,458	Royal Caribbean Cruises, Ltd.	4,268,961
69,419	Tapestry, Inc.	3,732,660
49,933	Target Corp.	3,625,136
101,119	Time Warner, Inc.	9,586,081
28,683	Toyota Motor Corp., ADR	3,756,899
57,751	V.F. Corp.	4,670,323
121,004	Viacom, Inc., Class B	3,649,481
	TOTAL	74,381,601
	Consumer Staples—3.6%
57,245	Conagra Brands, Inc.	2,122,072
99,790	CVS Health Corp.	6,968,336
207,681	Empire Co. Ltd., Class A	4,016,293
77,901	Energizer Holdings, Inc.	4,468,401
212,901	Flowers Foods, Inc.	4,813,692
97,328	Imperial Brands PLC, ADR	3,539,819
180,887	Koninklijke Ahold Delhaize NV, ADR	4,341,288
200,216	Kroger Co.	5,043,441
51,411	Molson Coors Brewing Co., Class B	3,662,520
30,884	Nu Skin Enterprises, Inc.	2,197,397
22,920	Philip Morris International, Inc.	1,879,440
17,157	Smucker (J.M.) Co.	1,957,271
61,654	Walgreens Boots Alliance, Inc.	4,096,908
117,336	Walmart, Inc.	10,379,542
	TOTAL	59,486,420
	Energy—4.6%
39,150	BP PLC, ADR	1,745,699
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—continued
78,033	Chevron Corp.	$9,762,709
25,376	Cimarex Energy Co.	2,552,572
127,381	ConocoPhillips	8,343,455
147,272	Devon Energy Corp.	5,350,392
128,694	ENI SpA, ADR	5,040,944
120,713	Exxon Mobil Corp.	9,385,436
63,211	Halliburton Co.	3,349,551
404,730	Marathon Oil Corp.	7,386,322
57,486	Murphy Oil Corp.	1,730,903
160,279	Patterson-UTI Energy, Inc.	3,433,176
87,770	PBF Energy, Inc., Class A	3,364,224
16,967	Pioneer Natural Resources, Inc.	3,419,699
70,844	Royal Dutch Shell PLC, Class A, ADR	4,951,996
48,241	Valero Energy Corp.	5,351,374
	TOTAL	75,168,452
	Financials—9.1%
210,128	Aegon N.V. NY Reg Shares	1,525,529
74,781	Aflac, Inc.	3,407,770
56,252	Allstate Corp.	5,502,571
112,627	American International Group, Inc.	6,307,112
58,193	Artisan Partners Asset Management, Inc., Class A	1,870,905
193,110	Aviva PLC, ADR	2,817,475
633,978	Bank of America Corp.	18,968,622
109,522	Brightsphere Investment Group PLC	1,661,449
65,220	Capital One Financial Corp.	5,910,236
118,527	Citigroup, Inc.	8,091,838
66,773	Comerica, Inc.	6,315,390
75,135	Discover Financial Services	5,353,369
72,287	East West Bancorp, Inc.	4,815,760
47,404	Evercore, Inc., Class A	4,799,655
23,494	First American Financial Corp.	1,200,778
96,677	Hartford Financial Services Group, Inc.	5,205,090
212,647	JPMorgan Chase & Co.	23,131,741
49,649	Kemper Corp.	3,351,307
106,780	Lazard Ltd., Class A	5,810,968
29,605	M&T Bank Corp.	5,396,103
162,405	Morgan Stanley	8,383,346
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
22,150	PNC Financial Services Group	$3,225,261
14,209	Primerica, Inc.	1,374,721
64,865	Raymond James Financial, Inc.	5,821,634
42,450	Travelers Cos., Inc.	5,586,420
75,608	Zions Bancorporation	4,139,538
	TOTAL	149,974,588
	Health Care—5.8%
59,513	Abbott Laboratories	3,459,491
81,578	AbbVie, Inc.	7,876,356
36,880	Aetna, Inc.	6,603,364
11,411	Allergan PLC	1,753,300
22,691	AmerisourceBergen Corp.	2,055,351
56,084	Amgen, Inc.	9,785,536
35,253	Anthem, Inc.	8,319,356
69,139	Encompass Health Corp.	4,205,034
39,430	HCA Healthcare, Inc.	3,775,028
76,921	Johnson & Johnson	9,729,737
27,770	McKesson Corp.	4,337,952
35,544	Medtronic PLC	2,848,141
239,493	Merck & Co., Inc.	14,098,953
322,907	Pfizer, Inc.	11,821,625
18,283	UnitedHealth Group, Inc.	4,322,101
	TOTAL	94,991,325
	Industrials—4.0%
170,127	ABB Ltd., ADR	3,958,855
67,783	Caterpillar, Inc.	9,785,154
223,531	Delta Air Lines, Inc.	11,672,789
83,988	Fluor Corp.	4,951,093
364,898	General Electric Co.	5,134,115
127,961	International Consolidated Airlines Group SA, ADR	2,216,284
176,468	KAR Auction Services Inc.	9,174,571
12,409	Lockheed Martin Corp.	3,981,304
62,376	Raytheon Co.	12,783,337
16,855	Rockwell Automation, Inc.	2,773,153
	TOTAL	66,430,655
	Information Technology—8.6%
71,274	Apple, Inc.	11,778,741
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Information Technology—continued
229,929	Applied Materials, Inc.	$11,420,573
31,614	Broadcom, Inc.	7,252,884
461,581	Cisco Systems, Inc.	20,443,422
75,763	DXC Technology Co.	7,808,135
339,570	Intel Corp.	17,528,603
32,247	KLA-Tencor Corp.	3,280,810
59,099	Lam Research Corp.	10,936,861
151,110	Microsoft Corp.	14,131,807
105,750	Motorola Solutions, Inc.	11,614,523
74,268	Skyworks Solutions, Inc.	6,443,492
75,328	Texas Instruments, Inc.	7,640,519
144,768	Western Digital Corp.	11,406,271
	TOTAL	141,686,641
	Materials—2.1%
201,155	Anglo American PLC, ADR	2,403,802
218,281	CF Industries Holdings, Inc.	8,469,303
104,061	Chemours Co.	5,037,593
538,533	Lundin Mining Corp. (Canada)	3,565,194
123,808	Newmont Mining Corp.	4,864,416
32,667	Nucor Corp.	2,012,941
142,000	Rio Tinto PLC, ADR	7,802,900
	TOTAL	34,156,149
	Telecommunication Services—1.2%
246,792	AT&T, Inc.	8,070,098
637,768	Koninklijke (Royal) KPN NV - ADR	1,948,381
119,912	Verizon Communications, Inc.	5,917,657
124,050	Vodafone Group PLC, ADR	3,648,311
	TOTAL	19,584,447
	Utilities—2.0%
77,069	CMS Energy Corp.	3,636,886
43,248	Dominion Energy, Inc.	2,878,587
68,135	Duke Energy Corp.	5,461,701
47,338	Edison International	3,101,586
75,645	Exelon Corp.	3,001,594
26,663	NextEra Energy, Inc.	4,370,332
45,939	Public Service Enterprises Group, Inc.	2,395,719
19,017	Sempra Energy	2,126,101
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
60,280		Southern Co.	$2,780,114
51,870		WEC Energy Group, Inc.	3,334,203
		TOTAL	33,086,823
		TOTAL COMMON STOCKS (IDENTIFIED COST $666,417,356)	748,947,101
		MUNICIPAL BONDS—49.7%
		Alabama—0.3%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75% (United States Treasury PRF 10/1/2020@100), 10/1/2030	2,173,380
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100), 10/1/2040	764,778
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,210,900
		TOTAL	5,149,058
		Alaska—0.2%
3,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,454,717
		Arizona—0.7%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,448,050
1,225,000		Arizona State IDA Education Revenue, (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), 5.00% , (School District Credit Program LOC), 7/1/2052	1,338,790
2,300,000		Maricopa County, AZ, IDA, (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), 5.00% , (Arizona Public School Credit Enhancement Program LOC), 7/1/2048	2,558,842
665,000	[1]	Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	682,436
3,000,000		Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,266,640
810,000		Tempe, AZ IDA, (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	834,762
		TOTAL	12,129,520
		California—3.5%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 2.65% (SIFMA 7-day +0.90%) FRNs, Mandatory Tender 5/1/2023	2,043,680
2,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 3.00% (SIFMA 7-day +1.25%) FRNs, 4/1/2027	2,629,575
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	$2,187,780
8,000,000		California Health Facilities Financing Authority, (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.00%, 11/15/2040	8,204,240
500,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	541,525
1,500,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,616,775
1,135,000	[1]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,219,660
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,126,700
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	4,142,743
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,257,520
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,708,150
1,125,000	[1]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,188,281
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,207,020
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,320,101
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	550,455
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,407,430
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,100,600
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,139,574
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,121,230
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,146,540
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,802,800
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,209,219
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00% (United States Treasury PRF 5/15/2022@100), 5/15/2031	$1,008,650
		TOTAL	57,880,248
		Colorado—1.7%
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.00%, 12/1/2047	1,008,120
1,500,000	[1]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,577,490
1,250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2031	1,322,438
250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	261,475
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,072,687
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	657,336
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,786,005
500,000		Colorado State Health Facilities Authority Revenue, (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2037	543,835
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,181,611
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,692,800
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	2,997,484
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 6/1/2023@100), 6/1/2032	5,641,200
		TOTAL	27,742,481
		Delaware—0.1%
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,238,540
		District of Columbia—0.6%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,095,740
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$1,435,000		District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	$1,546,557
500,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2037	518,955
1,000,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,033,350
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00% (United States Treasury PRF 7/1/2023@100), 7/1/2048	617,095
3,100,000		District of Columbia, UT GO Bonds (Series 2016A), 5.00%, 6/1/2027	3,646,437
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125% (United States Treasury PRF 7/1/2019@100), 7/1/2032	1,037,870
		TOTAL	10,496,004
		Florida—2.9%
1,135,000		Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,180,105
4,300,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	4,809,851
4,225,000		Florida State Board of Education, (Florida State), GO Refunding Bonds (Series 2017A), 5.00%, 1/1/2025	4,889,170
4,930,000		Florida State Board of Education, (Florida State), Public Education Capital Outlay Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	5,657,126
665,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	726,359
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,094,200
1,250,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,367,750
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (United States Treasury PRF 10/1/2018@100), 10/1/2023	1,114,839
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,184,060
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,089,970
5,215,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,628,706
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,518,480
1,400,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,585,052
1,600,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,807,232
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$3,435,000	Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	$3,887,699
1,500,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2037	1,725,825
2,140,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2038	2,458,410
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	385,277
1,120,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,121,109
	TOTAL	47,231,220
	Georgia—2.2%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,127,550
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,120,010
2,000,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75% (Original Issue Yield: 7.10%), 1/1/2035	2,006,780
1,940,000	Atlanta, GA Development Authority Senior Health Care Facilities, (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, 1/1/2040	1,958,702
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,191,280
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,732,240
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,570,755
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,357,680
2,500,000	Fulton County, GA Residential Care Facilities, (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00%, 7/1/2036	2,745,850
6,000,000	Georgia State, GO Refunding Bonds (Series 2016C-1), 5.00%, 7/1/2024	6,922,140
	TOTAL	35,732,987
	Guam—0.2%
2,565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100), 12/1/2029	2,711,385
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,311,238
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Idaho—0.3%
$2,000,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	$2,238,020
2,020,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 8.125%, 10/1/2049	2,289,205
	TOTAL	4,527,225
	Illinois—4.9%
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	1,243,963
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,185,060
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,182,880
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	334,219
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	86,722
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% , (United States Treasury PRF 1/1/2021@100), 1/1/2039	1,006,020
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00% (United States Treasury PRF 1/1/2025@100), 1/1/2027	1,153,880
1,000,000	Chicago, IL Transit Authority, Federal Transit Administration Section 5337 Revenue Refunding Bonds (Series 2017), 5.00%, 6/1/2026	1,130,290
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	4,417,600
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	2,084,362
1,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2007E), 5.50%, 1/1/2042	1,042,340
1,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 5.625%, 1/1/2029	1,099,490
5,350,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	5,912,071
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.00%, 11/15/2037	5,646,850
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,535
2,070,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00% (United States Treasury PRF 5/15/2020@100), 5/15/2046	2,311,714
5,755,000	Illinois Finance Authority, (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.25%, 5/15/2054	5,609,514
1,500,000	Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,661,565
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$5,000,000	Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	$5,820,700
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,182,880
4,000,000	Illinois State, (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2025	4,249,320
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,512,285
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.00%, 6/1/2026	1,504,375
5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	5,411,744
2,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.25%, 5/1/2022	2,096,320
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,036,464
775,000	Illinois State, UT GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	790,322
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2024	2,700,541
1,890,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,934,226
610,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50% (United States Treasury PRF 6/15/2020@100), 6/15/2050	653,676
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	4,605,040
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 6/1/2021@100), 6/1/2028	2,452,516
1,500,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.00%, 6/1/2027	1,709,205
	TOTAL	80,183,689
	Indiana—1.1%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2034	3,132,717
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2042	1,400,375
765,000	Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	863,524
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,543,609
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,553,246
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,000,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	$4,480,840
2,810,000		Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,250,833
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,690,100
		TOTAL	18,915,244
		Iowa—0.7%
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.25%, 12/1/2050	2,583,763
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	619,269
112,608	[3]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,188
10,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	10,145
840,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	894,088
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	2,004,860
2,500,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, 6/1/2042	2,509,825
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,115,030
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	1,084,090
		TOTAL	10,822,258
		Kansas—0.3%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,481,800
		Kentucky—0.5%
2,000,000		Kentucky EDFA , (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2051	2,069,500
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,213,820
885,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	929,551
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kentucky—continued
$3,260,000	Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, (United States Treasury PRF 6/1/2022@100), 12/1/2035	$3,617,003
	TOTAL	8,829,874
	Louisiana—1.7%
4,900,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	4,785,438
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,109,120
4,235,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,658,500
4,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	4,529,400
2,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,219,020
4,660,000	Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00% (United States Treasury PRF 5/1/2020@100), 5/1/2045	4,934,241
6,175,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	6,534,570
	TOTAL	28,770,289
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	972,531
	Maryland—0.6%
270,000	Maryland State EDC, (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2031	305,116
550,000	Maryland State EDC, (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	612,629
925,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75% (United States Treasury PRF 6/1/2020@100), 6/1/2035	994,736
6,320,000	Washington Suburban Sanitation District, MD, Consolidated Public Improvement Bonds of 2017, 5.00%, 6/15/2030	7,504,747
600,000	Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	634,704
	TOTAL	10,051,932
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—1.9%
$6,500,000		Massachusetts Development Finance Agency, (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2040	$8,276,905
5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	5,554,600
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,404,145
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.00%, 8/15/2037	5,646,400
5,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.25%, 2/15/2048	5,846,000
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2030	3,221,486
		TOTAL	31,949,536
		Michigan—1.6%
1,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2016C), 5.00%, 7/1/2023	1,111,660
2,500,000		Michigan Financie Authority Local Government Loan Program, (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,722,450
1,150,000		Michigan State Finance Authority Revenue, (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,264,919
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,245,560
5,000,000	[2]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 2.041% (1-month USLIBOR x0.68 +0.75%) FRNs, 10/15/2020	5,024,300
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,100,160
5,100,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	5,130,396
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,576,845
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.00%, 12/1/2047	1,107,440
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,934,252
		TOTAL	26,217,982
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—0.2%
$3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	$3,285,120
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	666,678
		TOTAL	3,951,798
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	7,516,806
		Missouri—0.3%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,700,375
1,250,000		St. Louis, MO Apartment Revenue, (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), 5.00% (AGM INS), 7/1/2042	1,415,750
		TOTAL	4,116,125
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	3,525,840
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,266,010
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,266,010
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,147,080
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,072,820
		TOTAL	13,277,760
		Nevada—0.4%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,349,560
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,309,210
		TOTAL	6,658,770
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,061,430
		New Jersey—2.0%
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2042	3,182,460
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$1,315,000	New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	$1,402,474
1,000,000	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2033	1,075,740
2,000,000	New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,098,720
2,000,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A), 5.00%, 6/15/2020	2,092,820
1,000,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,069,320
3,000,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	3,256,320
1,200,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,308,264
3,705,000	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2042	3,810,296
3,000,000	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2040	3,400,350
4,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,431,360
500,000	Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	541,755
1,920,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.00%, 6/1/2046	2,014,502
3,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-BackedRefunding Bonds (Series 2018A), 5.00%, 6/1/2036	3,306,990
	TOTAL	32,991,371
	New Mexico—0.1%
2,175,000	New Mexico State Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,421,797
	New York—4.4%
2,000,000	Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100), 7/15/2043	2,149,540
800,000	Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	871,768
2,000,000	Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,122,560
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,555,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, 1/1/2056	$2,636,402
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,113,718
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	1,838,353
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,600,500
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,127,490
4,965,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.00%, 11/15/2027	5,859,892
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOTs Revenue Bonds (Series 2006), 3.032% (US CPI Urban Consumers YoY NSA +0.825%) FRNs, (FGIC INS), 3/1/2021	3,952,560
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,315,720
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,345,480
1,160,000		New York City, NY TFA , Future Tax Secured Subordinate Revenue Bonds (Series 2017C), 5.00%, 11/1/2022	1,297,820
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,341,353
2,500,000	[1]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,626,350
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,771,525
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	8,719,746
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,648,275
1,250,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,350,512
7,020,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	7,237,479
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$5,000,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.00%, 3/15/2027	$5,927,500
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,113,400
3,620,000	[2]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A), 1.962% (1-month USLIBOR x.67 +0.70%) FRNs, 12/1/2021	3,642,010
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	1,690,440
		TOTAL	72,300,393
		North Carolina—0.6%
1,250,000		Charlotte, NC, (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,429,562
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,398,800
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,181,554
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,708,380
		TOTAL	9,718,296
		Ohio—2.3%
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,007,923
5,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	4,999,950
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,731,483
1,000,000		Hamilton County, OH, (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.00%, 1/1/2051	1,056,600
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,547,368
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 11/15/2021@100), 11/15/2041	1,129,320
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,189,368
1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2033	1,657,928
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,125,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	$1,217,486
3,000,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	3,236,220
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,782,205
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,334,196
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	5,806,450
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	457,020
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,651,440
		TOTAL	37,804,957
		Oklahoma—0.2%
875,000		Oklahoma Development Finance Authority, (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.50%, 8/15/2052	976,911
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25% (United States Treasury PRF 5/1/2020@100), 11/1/2045	1,098,560
1,250,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2037	1,377,938
		TOTAL	3,453,409
		Oregon—0.1%
700,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2031	757,876
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	106,946
		TOTAL	864,822
		Pennsylvania—3.1%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	4,953,001
2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B), 3.25% (SIFMA 7-day +1.50%) FRNs, 7/1/2022	2,032,520
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,057,240
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.00%, 6/1/2033	$1,118,350
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,459,782
1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	1,147,390
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2047	5,608,400
1,360,000		Lancaster County, PA Hospital Authority, (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.00%, 8/15/2042	1,513,843
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25% (United States Treasury PRF 8/15/2018@100), 8/15/2024	1,009,790
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100), 8/15/2035	2,526,250
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,461,450
2,250,000		Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.00%, 8/15/2047	2,500,785
500,000		Pennsylvania State Turnpike Commission, (Pennsylvania State Turnpike Commission-Motor License Fund Enhanced), Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-3), 5.00%, 12/1/2040	552,865
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2031	1,149,480
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,219,708
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	2,194,000
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 3.02% (SIFMA 7-day +1.27%) FRNs, 12/1/2020	2,181,323
1,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-2), 5.00%, 12/1/2038	1,110,000
1,500,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-3), 5.00%, 12/1/2035	1,675,290
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$485,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	$485,471
4,250,000	Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	4,813,933
1,110,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,199,710
465,000	Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.00%, 11/1/2027	511,249
2,535,000	Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.00% , (United States Treasury PRF 11/1/2022@100), 11/1/2027	2,828,148
	TOTAL	51,309,978
	South Dakota—0.1%
1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,111,500
	Tennessee—0.6%
6,000,000	Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,453,960
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,433,562
2,000,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,228,560
	TOTAL	10,116,082
	Texas—5.2%
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	2,207,300
1,080,000	Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,224,245
500,000	Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	519,685
3,000,000	Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,264,750
3,000,000	Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,302,220
1,000,000	Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,111,380
5,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,323,300
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	$795,900
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,510,900
2,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	2,076,800
5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 2.65% (SIFMA 7-day +0.90%) FRNs, 5/1/2020	5,036,700
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,229,500
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	300,939
1,650,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% , (PSFG GTD), 8/15/2031	1,845,211
315,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% , (United States Treasury PRF 8/15/2023@100), 8/15/2031	355,087
325,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	336,642
900,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	924,525
650,000		New Hope Cultural Education Facilities Finance Corporation, (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.50%, 11/15/2046	650,423
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	995,904
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,762,286
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,716,120
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,313,560
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	953,645
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,436,440
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	876,683
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,524,930
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	$2,558,025
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,039,410
5,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Texas Health Resources System), Revenue Bonds (Series 2016A), 5.00%, 2/15/2041	5,577,050
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,441,416
1,155,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,167,174
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,737,600
3,870,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,161,217
5,000,000		Texas State Transportation Commission, (Texas State), GO Mobility Fund Refunding Bonds (Series 2017A), 5.00%, 10/1/2030	5,922,850
8,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.00%, 8/15/2044	8,250,320
		TOTAL	86,450,137
		Washington—1.6%
750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.00%, 11/1/2024	866,663
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,188,817
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,390,600
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2030	3,659,490
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	652,675
1,500,000	[1]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	1,611,120
1,755,000	[1]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	1,853,385
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$2,000,000	[1]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	$2,311,520
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.00%, 2/1/2036	8,104,740
		TOTAL	26,639,010
		West Virginia—0.3%
5,000,000		West Virginia State Commissioner of Highways, SO Bonds (Series 2016A), 5.00% (United States Treasury COL), 9/1/2020	5,339,750
		Wisconsin—0.5%
2,450,000		Wisconsin HEFA, (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	2,749,660
430,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State), 5.75% (Series 2009A)/(United States Treasury PRF 5/1/2019@100), 5/1/2019	446,714
4,235,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State) (Series 2009A), 5.75% (United States Treasury PRF 5/1/2019@100), 5/1/2033	4,399,614
		TOTAL	7,595,988
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,335,963
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $802,211,204)	818,835,900
	[2]	SHORT-TERM MUNICIPALS—4.4%
		Alabama—0.4%
5,500,000		Columbia, AL IDB PCRBs, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 1.63%, 5/1/2018	5,500,000
605,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 1.59%, 5/1/2018	605,000
		TOTAL	6,105,000
		Florida—0.3%
5,100,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 1.67%, 5/1/2018	5,100,000
		Michigan—0.3%
1,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 1.77%, 5/7/2018	1,000,000
1,100,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 1.59%, 5/1/2018	1,100,000
3,100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.56%, 5/1/2018	3,100,000
		TOTAL	5,200,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		New York—1.1%
$100,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.55%, 5/1/2018	$100,000
2,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.62%, 5/1/2018	2,100,000
4,000,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs, (Bank of America N.A. LIQ), 1.55%, 5/1/2018	4,000,000
2,370,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.55%, 5/1/2018	2,370,000
3,100,000		New York City, NY, (Series 2015F-6) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.55%, 5/1/2018	3,100,000
6,720,000		New York State HFA, (2013 Series A) Daily VRDNs (160 Madison Avenue), (Landesbank Hessen-Thuringen LOC), 1.55%, 5/1/2018	6,720,000
200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.59%, 5/1/2018	200,000
		TOTAL	18,590,000
		Ohio—0.4%
4,200,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 1.73%, 5/1/2018	4,200,000
850,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 1.70%, 5/7/2018	850,000
1,600,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 1.52%, 5/1/2018	1,600,000
		TOTAL	6,650,000
		Pennsylvania—0.2%
1,700,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.74%, 5/7/2018	1,700,000
1,300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 1.55%, 5/1/2018	1,300,000
550,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 1.74%, 5/7/2018	550,000
		TOTAL	3,550,000
		Texas—1.7%
23,750,000		Gulf Coast, TX IDA, (Series 2012) Daily VRDNs (Exxon Mobil Corp.), 1.55%, 5/1/2018	23,750,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$3,500,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.62%, 5/1/2018	$3,500,000
		TOTAL	27,250,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $72,445,000)	72,445,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,541,073,560)[4]	1,640,228,001
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	7,239,566
		TOTAL NET ASSETS—100%	$1,647,467,567
At April 30, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $21,099,823, which represented 1.3% of total net assets.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	At April 30, 2018, the cost of investments for federal tax purposes was $1,540,845,837.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$676,986,062	$—	$—	$676,986,062
International	71,961,039	—	—	71,961,039
Debt Securities:
Municipal Bonds	—	818,835,900	—	818,835,900
Short-Term Municipals	—	72,445,000	—	72,445,000
TOTAL SECURITIES	$748,947,101	$891,280,900	$—	$1,640,228,001
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.36	$12.41	$12.25	$12.76	$12.17	$11.69
Income From Investment Operations:
Net investment income (loss)	0.15	0.29	0.32	0.38	0.45	0.43
Net realized and unrealized gain (loss)	0.13	0.95	0.16	(0.52)	0.59	0.48
TOTAL FROM INVESTMENT OPERATIONS	0.28	1.24	0.48	(0.14)	1.04	0.91
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.32)	(0.37)	(0.45)	(0.43)
Net Asset Value, End of Period	$13.48	$13.36	$12.41	$12.25	$12.76	$12.17
Total Return[1]	2.12%	10.13%	4.02%	(1.13)%	8.66%	7.92%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.20%[2]	2.28%	2.65%	3.02%	3.59%	3.60%
Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.07%	0.09%	0.15%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$635,852	$625,239	$638,593	$598,118	$531,112	$376,204
Portfolio turnover	50%	71%	55%	35%	18%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.35	$12.40	$12.24	$12.75	$12.17	$11.68
Income From Investment Operations:
Net investment income (loss)	0.10	0.21	0.23	0.29	0.37	0.36
Net realized and unrealized gain (loss)	0.14	0.94	0.16	(0.53)	0.56	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.24	1.15	0.39	(0.24)	0.93	0.83
Less Distributions:
Distributions from net investment income	(0.11)	(0.20)	(0.23)	(0.27)	(0.35)	(0.34)
Net Asset Value, End of Period	$13.48	$13.35	$12.40	$12.24	$12.75	$12.17
Total Return[1]	1.82%	9.31%	3.25%	(1.87)%	7.77%	7.21%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	1.44%[2]	1.53%	1.91%	2.33%	2.90%	2.91%
Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.07%	0.09%	0.15%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,728	$24,661	$25,682	$23,398	$25,837	$28,332
Portfolio turnover	50%	71%	55%	35%	18%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.35	$12.40	$12.24	$12.75	$12.16	$11.68
Income From Investment Operations:
Net investment income (loss)	0.10	0.20	0.23	0.28	0.35	0.34
Net realized and unrealized gain (loss)	0.13	0.95	0.16	(0.52)	0.59	0.48
TOTAL FROM INVESTMENT OPERATIONS	0.23	1.15	0.39	(0.24)	0.94	0.82
Less Distributions:
Distributions from net investment income	(0.11)	(0.20)	(0.23)	(0.27)	(0.35)	(0.34)
Net Asset Value, End of Period	$13.47	$13.35	$12.40	$12.24	$12.75	$12.16
Total Return[1]	1.74%	9.31%	3.25%	(1.87)%	7.87%	7.13%
Ratios to Average Net Assets:
Net expenses	1.75%[2]	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	1.45%[2]	1.53%	1.89%	2.23%	2.82%	2.84%
Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.07%	0.09%	0.15%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$344,826	$344,327	$334,633	$291,624	$222,121	$140,706
Portfolio turnover	50%	71%	55%	35%	18%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.36	$12.41	$12.25	$12.76	$12.17	$11.69
Income From Investment Operations:
Net investment income (loss)	0.15	0.29	0.32	0.38	0.46	0.44
Net realized and unrealized gain (loss)	0.13	0.95	0.16	(0.52)	0.58	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.28	1.24	0.48	(0.14)	1.04	0.91
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.32)	(0.37)	(0.45)	(0.43)
Net Asset Value, End of Period	$13.48	$13.36	$12.41	$12.25	$12.76	$12.17
Total Return[1]	2.12%	10.13%	4.02%	(1.13)%	8.66%	7.92%
Ratios to Average Net Assets:
Net expenses	1.00%[2]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.20%[2]	2.28%	2.63%	2.98%	3.55%	3.53%
Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.07%	0.09%	0.14%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$249,933	$234,840	$199,009	$169,620	$124,420	$69,497
Portfolio turnover	50%	71%	55%	35%	18%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.36	$12.41	$12.25	$12.75	$12.17	$11.68
Income From Investment Operations:
Net investment income (loss)	0.17	0.32	0.36	0.41	0.48	0.46
Net realized and unrealized gain (loss)	0.13	0.95	0.16	(0.51)	0.58	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.30	1.27	0.52	(0.10)	1.06	0.95
Less Distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.36)	(0.40)	(0.48)	(0.46)
Net Asset Value, End of Period	$13.48	$13.36	$12.41	$12.25	$12.75	$12.17
Total Return[1]	2.24%	10.40%	4.28%	(0.81)%	8.84%	8.28%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.45%[2]	2.53%	2.83%	3.26%	3.70%	3.77%
Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.07%	0.09%	0.14%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$394,128	$356,049	$235,124	$142,969	$121,897	$42,031
Portfolio turnover	50%	71%	55%	35%	18%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $1,541,073,560)		$1,640,228,001
Cash denominated in foreign currencies (identified cost $14,436)		14,436
Cash		1,734
Income receivable		13,690,610
Receivable for investments sold		6,616,256
Receivable for shares sold		2,026,634
TOTAL ASSETS		1,662,577,671
Liabilities:
Payable for investments purchased	$12,611,059
Payable for shares redeemed	1,510,239
Payable for other service fees (Notes 2 and 5)	388,114
Payable for distribution services fee (Note 5)	227,664
Payable for investment adviser fee (Note 5)	26,088
Payable for administrative fee (Note 5)	3,587
Payable for Directors'/Trustees' fees (Note 5)	1,052
Accrued expenses (Note 5)	342,301
TOTAL LIABILITIES		15,110,104
Net assets for 122,217,206 shares outstanding		$1,647,467,567
Net Assets Consists of:
Paid-in capital		$1,482,729,951
Net unrealized appreciation		99,160,644
Accumulated net realized gain		65,967,947
Distributions in excess of net investment income		(390,975)
TOTAL NET ASSETS		$1,647,467,567
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($635,852,322 ÷ 47,159,055 shares outstanding), no par value, unlimited shares authorized	$13.48
Offering price per share (100/94.50 of $13.48)	$14.26
Redemption proceeds per share	$13.48
Class B Shares:
Net asset value per share ($22,728,115 ÷ 1,686,515 shares outstanding), no par value, unlimited shares authorized	$13.48
Offering price per share	$13.48
Redemption proceeds per share (94.50/100 of $13.48)	$12.74
Class C Shares:
Net asset value per share ($344,825,669 ÷ 25,598,375 shares outstanding), no par value, unlimited shares authorized	$13.47
Offering price per share	$13.47
Redemption proceeds per share (99.00/100 of $13.47)	$13.34
Class F Shares:
Net asset value per share ($249,933,288 ÷ 18,537,046 shares outstanding), no par value, unlimited shares authorized	$13.48
Offering price per share (100/99.00 of $13.48)	$13.62
Redemption proceeds per share (99.00/100 of $13.48)	$13.35
Institutional Shares:
Net asset value per share ($394,128,173 ÷ 29,236,215 shares outstanding), no par value, unlimited shares authorized	$13.48
Offering price per share	$13.48
Redemption proceeds per share	$13.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest		$14,978,460
Dividends (net of foreign tax withheld of $139,802)		11,097,260
TOTAL INCOME		26,075,720
Expenses:
Investment adviser fee (Note 5)	$5,282,571
Administrative fee (Note 5)	651,386
Custodian fees	29,718
Transfer agent fees	486,798
Directors'/Trustees' fees (Note 5)	7,889
Auditing fees	15,492
Legal fees	4,399
Distribution services fee (Note 5)	1,389,763
Other service fees (Notes 2 and 5)	1,557,321
Portfolio accounting fees	121,819
Share registration costs	49,870
Printing and postage	33,740
Miscellaneous (Note 5)	17,236
TOTAL EXPENSES	9,648,002
Waiver of investment adviser fee (Note 5)	(566,044)
Net expenses		9,081,958
Net investment income		16,993,762
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		66,720,604
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(50,552,418)
Net realized and unrealized gain on investments and foreign currency transactions		16,168,186
Change in net assets resulting from operations		$33,161,948
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,993,762	$32,432,375
Net realized gain	66,720,604	19,379,837
Net change in unrealized appreciation/depreciation	(50,552,418)	91,911,941
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,161,948	143,724,153
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,648,834)	(14,171,645)
Class B Shares	(199,684)	(388,708)
Class C Shares	(2,901,350)	(5,193,357)
Class F Shares	(2,948,149)	(4,933,245)
Institutional Shares	(5,078,212)	(7,652,312)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,776,229)	(32,339,267)
Share Transactions:
Proceeds from sale of shares	166,128,574	357,296,294
Net asset value of shares issued to shareholders in payment of distributions declared	17,515,767	30,171,472
Cost of shares redeemed	(135,678,474)	(346,777,269)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,965,867	40,690,497
Change in net assets	62,351,586	152,075,383
Net Assets:
Beginning of period	1,585,115,981	1,433,040,598
End of period (including undistributed (distributions in excess of) net investment income of $(390,975) and $1,391,492, respectively)	$1,647,467,567	$1,585,115,981
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On December 1, 2017, Class B Shares closed to new accounts and to new investors.
On February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 9.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the
Semi-Annual Shareholder Report

movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $566,044 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$790,260
Class B Shares	29,690
Class C Shares	433,564
Class F Shares	303,807
TOTAL	$1,557,321
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in
Semi-Annual Shareholder Report

the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2018, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities held at April 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$705,199	$682,436
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/24/2014	$505,946	$541,525
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,509,822	$1,616,775
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$1,176,418	$1,219,660
California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$1,128,041	$1,188,281
Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	3/13/2015	$1,518,873	$1,577,490
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	8/11/2017	$4,745,170	$4,809,851
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,074,360	$1,061,430
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,500,000	$2,626,350
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	12/14/2016	$1,510,461	$1,611,120
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	8/22/2016 - 8/23/2016	$1,966,029	$1,853,385
Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	1/31/2014	$1,994,048	$2,311,520
Option Contracts
The Fund buys or sells put and call options to manage currency, duration, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a
Semi-Annual Shareholder Report

liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At April 30, 2018, the Fund had no outstanding options contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,805,207	$51,825,140	7,339,873	$93,969,942
Shares issued to shareholders in payment of distributions declared	525,064	7,129,508	1,039,842	13,364,496
Shares redeemed	(3,979,814)	(54,177,900)	(13,033,597)	(166,920,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	350,457	$4,776,748	(4,653,882)	$(59,585,617)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	35,244	$493,599	204,141	$2,598,979
Shares issued to shareholders in payment of distributions declared	13,474	182,676	27,643	354,819
Shares redeemed	(209,315)	(2,838,083)	(455,235)	(5,842,946)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(160,597)	$(2,161,808)	(223,451)	$(2,889,148)
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	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,914,404	$26,001,354	4,090,783	$52,390,704
Shares issued to shareholders in payment of distributions declared	191,795	2,599,421	358,007	4,597,185
Shares redeemed	(2,309,412)	(31,389,500)	(5,637,498)	(72,383,832)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(203,213)	$(2,788,725)	(1,188,708)	$(15,395,943)

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,617,156	$22,010,812	2,945,604	$37,750,181
Shares issued to shareholders in payment of distributions declared	215,275	2,923,110	380,320	4,893,897
Shares redeemed	(877,003)	(11,912,240)	(1,781,724)	(22,834,441)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	955,428	$13,021,682	1,544,200	$19,809,637

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,831,828	$65,797,669	13,305,458	$170,586,488
Shares issued to shareholders in payment of distributions declared	344,829	4,681,052	540,161	6,961,075
Shares redeemed	(2,600,774)	(35,360,751)	(6,135,771)	(78,795,995)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,575,883	$35,117,970	7,709,848	$98,751,568
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,517,958	$47,965,867	3,188,007	$40,690,497
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $1,540,845,837. The net unrealized appreciation of investments for federal tax purposes was $99,382,164. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $117,441,614 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,059,450.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the Adviser waived $566,044 of its fee.
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Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser's fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2018, the Sub-Adviser earned a fee of $1,069,111.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$89,072
Class C Shares	1,300,691
TOTAL	$1,389,763
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2018, FSC retained $247,903 of fees paid by the Fund. For the six months ended April 30, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2018, FSC retained $86,835 in sales charges from the sale of Class A Shares. FSC also retained $36,786, $17,359, and $50,808 relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended April 30, 2018, FSSC received $36,991 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $126,623,495 and $204,189,466, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$820,785,185
Sales	$771,810,520
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,021.20	$5.01
Class B Shares	$1,000	$1,018.20	$8.76
Class C Shares	$1,000	$1,017.40	$8.75
Class F Shares	$1,000	$1,021.20	$5.01
Institutional Shares	$1,000	$1,022.40	$3.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,019.84	$5.01
Institutional Shares	$1,000	$1,021.08	$3.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
federated muni and stock advantage fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
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listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that
Semi-Annual Shareholder Report

Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
30216 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018